Interests in joint venture - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 326,441	$ 466,544	$ 439,195	$ 115,551
Intangible assets	14,360	13,582
Total liabilities	(440,441)	(451,884)
Total operating expense	333,535	295,637	219,263
Net loss	(155,800)	(230,026)	(246,290)
Overland ADCT BioPharma | Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	19,261	39,318
Current prepayments and other current assets	2	15
Intangible assets	49,249	48,040
Total liabilities	(3,062)	(2,828)
Net assets	65,450	84,545
Total operating expense	20,228	13,876	269
Other income	(1,232)	(259)	0
Net loss	$ 18,996	$ 13,617	$ 269